Equity - Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Cash flow hedge reserve	€ (21)	€ 32	€ 31	€ 104
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(1,678)	(1,059)	(974)
Reserve related to the acquisition of non-controlling interests	(79)	(79)	(79)
Other reserves	(4)	(3)	2
Other reserves	€ (1,585)	€ (912)	€ (823)